Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Non-current assets
Property, plant and equipment	€ 10,847.0	€ 9,908.9	€ 9,095.1
Right of use assets	166.5	209.1	133.7
Intangible assets	146.4	146.4	146.4
Derivative financial instruments	3.3	54.6	185.1
Other assets	183.2	168.9	72.1
Deferred tax	2.1	6.6	42.3
Total non-current assets	11,348.5	10,494.5	9,674.7
Current assets
Inventories	6.2	6.0	4.3
Other assets	1,275.4	878.6	401.1
Trade receivables	76.4	59.7	43.5
Derivative financial instruments	349.5	292.1	1,400.4
Restricted cash	6.4	19.5	22.7
Financial assets: cash > 3 months	237.8	1,056.2	934.1
Cash and cash equivalents	3,875.4	3,599.3	2,669.0
Total current assets	5,827.1	5,911.4	5,475.1
Total assets	17,175.6	16,405.9	15,149.8
Current liabilities
Provisions	46.0	19.8	9.2
Trade payables	792.2	1,065.5	1,029.0
Accrued expenses and other liabilities	5,227.6	4,783.5	2,992.8
Current lease liability	39.4	43.2	56.9
Current maturities of debt	50.0	1,056.7	1,224.5
Current tax	66.6	66.3	47.7
Derivative financial instruments	178.8	386.6	38.6
Total current liabilities	6,400.6	7,421.6	5,398.7
Non-current liabilities
Provisions	138.1	154.5	94.1
Trade payables			49.2
Derivative financial instruments	3.3	11.2
Deferred tax	362.0	159.3	266.5
Non-current lease liability	125.2	163.1	81.4
Non-current maturities of debt	2,532.2	2,853.2	3,714.6
Total non-current liabilities	3,160.8	3,341.3	4,205.8
Shareholders' equity
Issued share capital	6.9	6.9	6.8
Share premium account	1,404.3	1,379.9	1,328.2
Other undenominated capital	3.5	3.5	3.5
Retained earnings	5,899.8	4,180.0	2,880.9
Other reserves	299.7	72.7	1,325.9
Shareholders' equity	7,614.2	5,643.0	5,545.3
Total liabilities and shareholders' equity	€ 17,175.6	€ 16,405.9	€ 15,149.8